CONSECO VARIABLE UNIVERSAL LIFE
                    CONSECO VARIABLE UNIVERSAL LIFE ACCOUNT L
                        SUPPLEMENT DATED DECEMBER 5, 2001
                      TO THE PROSPECTUS DATED JULY 1, 2001

The following supplements certain information contained in your prospectus for our Conseco Variable Universal Life policies. This supplement supersedes any previously dated supplement to your prospectus.

     o The tables that appear on pages 11 and 12, under the heading Actual Fund Expenses for Year 2000, are replaced by the following:

                                                                  Management     12b-1     Other        Total Annual
 Portfolio                                                        Fees           Fees      Expenses*    Portfolio Expenses*
 --------------------------------------------------------------------------------------------------------------------------
 CONSECO SERIES TRUST(1)(2)(3)
      Conseco 20 Focus Portfolio                                   0.80%         0.25%      0.10%        1.15%
      Equity Portfolio                                             0.79%         0.25%      0.06%        1.10%
      Balanced Portfolio                                           0.77%         0.25%      0.08%        1.10%
      High Yield Portfolio                                         0.80%         0.25%      0.10%        1.15%
      Fixed Income Portfolio                                       0.63%         0.25%      0.07%        0.95%
      Government Securities Portfolio                              0.64%         0.25%      0.06%        0.95%
      Money Market Portfolio                                       0.39%         0.00%      0.06%        0.45%
 THE ALGER AMERICAN FUND
      Alger American Growth Portfolio                              0.75%         0.00%      0.04%        0.79%
      Alger American Leveraged AllCap Portfolio                    0.85%         0.00%      0.05%        0.90%
      Alger American MidCap Growth Portfolio                       0.80%         0.00%      0.04%        0.84%
      Alger American Small Capitalization Portfolio                0.85%         0.00%      0.05%        0.90%
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.(4)
      VP Income and Growth Fund                                    0.70%         0.00%      0.00%        0.70%
      VP International Fund                                        1.23%         0.00%      0.00%        1.23%
      VP Value Fund                                                1.00%         0.00%      0.00%        1.00%
 BERGER INSTITUTIONAL PRODUCTS TRUST(5)
      Berger IPT - Large Cap Growth Fund                           0.75%         0.00%      0.15%        0.90%
      Berger IPT - Small Company Growth Fund                       0.85%         0.00%      0.13%        0.98%
      Berger IPT - New Generation Fund                             0.85%         0.00%      0.30%        1.15%
      Berger IPT - International Fund                              0.85%         0.00%      0.35%        1.20%
 THE DREYFUS SOCIALLY RESPONSIBLE
      GROWTH FUND(INITIAL CLASS)(6)                                0.75%         0.00%      0.03%        0.78%
 DREYFUS STOCK INDEX FUND(INITIAL CLASS)(6)                        0.25%         0.00%      0.01%        0.26%
 DREYFUS VARIABLE INVESTMENT FUND(INITIAL CLASS)(6)
      Dreyfus VIF Disciplined Stock Portfolio                      0.75%         0.00%      0.06%        0.81%
      Dreyfus VIF International Value Portfolio                    1.00%         0.00%      0.39%        1.39%
 FEDERATED INSURANCE SERIES(7)
      Federated High Income Bond Fund II                           0.60%         0.00%      0.16%        0.76%
      Federated International Equity Fund II                       0.98%         0.00%      0.30%        1.28%
      Federated Utility Fund II                                    0.75%         0.00%      0.16%        0.91%
      Federated International Small Company Fund II                0.15%         0.00%      1.25%        1.40%
 FIRST AMERICAN FUNDS(8)
      First American Large Cap Growth Fund                         0.70%         0.25%      0.10%        1.05%
      First American Mid Cap Growth Portfolio                      0.70%         0.25%      0.20%        1.15%
 INVESCO VARIABLE INVESTMENT FUNDS, INC.(9)
      Invesco VIF - High Yield Fund                                0.60%         0.00%      0.45%        1.05%
      Invesco VIF - Equity Income Fund                             0.60%         0.00%      0.45%        1.08%
      Invesco VIF - Financial Services Fund                        0.75%         0.00%      0.34%        1.09%
      Invesco VIF - Health Sciences Fund                           0.75%         0.00%      0.32%        1.07%
      Invesco VIF - Real Estate Opportunity Fund                   0.90%         0.00%      0.83%        1.73%
      Invesco VIF - Technology Fund                                0.72%         0.00%      0.30%        1.02%
      Invesco VIF - Telecommunications Fund                        0.75%         0.00%      0.31%        1.06%
 JANUS ASPEN SERIES, INSTITUTIONAL SHARES(10)
      Janus Growth Portfolio                                       0.65%         0.25%      0.02%        0.92%
      Janus Worldwide Growth Portfolio                             0.65%         0.25%      0.04%        0.94%
 LAZARD RETIREMENT SERIES, INC. (11)
      Lazard Retirement Equity Portfolio                           0.75%         0.25%      0.25%        1.25%
      Lazard Retirement Small Cap Portfolio                        0.75%         0.25%      0.25%        1.25%
 LORD ABBETT SERIES FUND, INC.
        Growth and Income Portfolio                                0.50%         0.00%      0.52%        1.02%
 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio                              0.65%         0.00%      0.11%        0.76%
      Partners Portfolio                                           0.82%         0.00%      0.10%        0.92%
      Mid-Cap Growth Portfolio                                     0.84%         0.00%      0.14%        0.98%
 PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
      Pioneer Fund VCT Portfolio                                   0.65%         0.25%      0.03%        0.93%
      Pioneer Equity-Income VCT Portfolio                          0.65%         0.25%      0.06%        0.96%
      Pioneer Europe VCT Portfolio (12)                            0.95%         0.25%      0.50%        1.70%
 RYDEX VARIABLE TRUST
      OTC Fund                                                     0.75%         0.00%      0.71%        1.46%
      Nova Fund                                                    0.75%         0.00%      0.67%        1.42%
      U.S. Government Money Market Fund                            0.50%         0.00%      0.64%        1.14%
 SELIGMAN PORTFOLIOS(13)
      Seligman Communications and Information Portfolio(Class 2)   0.75%         0.25%      0.12%         1.12%
      Seligman Global Technology Portfolio(Class 2)                1.00%         0.15%      0.40%        1.55%
 STRONG OPPORTUNITY FUND II, INC.(14)
      Opportunity Fund II                                          1.00%         0.00%      0.10%        1.10%
 STRONG VARIABLE INSURANCE FUNDS, INC. (15)
      Strong Mid Cap Growth Fund II                                1.00%         0.00%      0.20%        1.20%
 VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Bond Fund                                          1.00%         0.00%      0.15%        1.15%
      Worldwide Emerging Bond Fund                                 1.00%         0.00%      0.26%        1.26%
      Worldwide Hard Assets Fund                                   1.00%         0.00%      0.14%        1.14%
      Worldwide Real Estate Fund                                   1.00%         0.00%      0.45%        1.45%

               * After Expense Reimbursement, if any, for certain portfolios as described on pages 13-14 of the prospectus.



     o The Berger IPT - Growth Fund and the Janus Aggressive Growth Portfolio will not be offered. All references to these investment portfolios in the product prospectus should be eliminated.

     o Any reference to 59 investment portfolios in the prospectus should be changed to 57 investment portfolios.

     o On Page 30 of the prospectus, the value 1.0602% should be replaced by 1.0693% and the value 1.3049% should be replaced by 1.3183%.

     o Your registered representative will provide you, upon request, with illustrations based on the changes made above.

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